SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS

27	SUBSEQUENT EVENTS

The Group evaluated all events and transactions that occurred after December 31, 2024 up through April 30, 2025, which is the date that these consolidated financial statements are available for distribution. Other than the events disclosed above, no other material subsequent events have occurred that would require recognition or disclosure in the Company’s consolidated financial statements.